Note 5 - Allowance for Loan Losses and Credit Quality Disclosure (Details) - Summary of Allowance for Loan Losses (USD $)	3 Months Ended											9 Months Ended		12 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Summary of Allowance for Loan Losses [Abstract]
Allowance for credit losses, balance	$ 6,268,940	$ 6,023,282	$ 7,151,212	$ 6,693,043	$ 6,257,420	$ 5,881,942	$ 5,534,450				$ 5,762,712	$ 7,151,212	$ 5,534,450	$ 5,534,450	$ 5,762,712
Provision charged to operations	539,998	236,667	0	499,998	499,998	549,998	599,998	1,274,998	608,332	275,000	399,998	776,664	1,649,994	2,149,992	2,558,328
Loans charged off	(2,068)	0	(1,136,825)		(64,375)	(175,893)	(261,336)							(548,091)	(2,799,482)
Recoveries of loans charged off	13,310	8,991	8,895		0	1,373	8,830							14,861	12,892
Allowance for credit losses, balance	$ 6,820,180	$ 6,268,940	$ 6,023,282	$ 7,151,212	$ 6,693,043	$ 6,257,420	$ 5,881,942	$ 5,534,450				$ 6,820,180	$ 6,693,043	$ 7,151,212	$ 5,534,450